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                                                  Paul G. Prince
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                                                  Fax: 212/556-2222
                                                  pprince@kslaw.com

January 12, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Mary K. Fraser, Division of Corporate Finance


      RE:   MIM CORPORATION
            AMENDMENT NO. 3 TO FORM S-4 REGISTRATION STATEMENT
            FILE NO. 333-119098

Ladies and Gentlemen:

      On behalf of MIM Corporation ("MIM"), we are transmitting Amendment No. 3 to the Registration Statement on Form S-4 ("Amendment No. 3").

      Amendment No. 3 contains changes principally reflecting the execution of an amendment to the merger agreement (the "amendment") by MIM and Chronimed Inc. ("Chronimed"). Pursuant to the amendment, the exchange ratio was increased from
1.025 to 1.12, an additional member was added to the board of directors of the combined company to be designated by MIM, the senior management of the combined company was identified and the termination date of the merger agreement was extended. As a result of the subsequent deliberations of the MIM board of directors, negotiations between the companies and updated fairness opinions from the companies' financial advisors, we also supplemented the "Background of the Merger", "MIM Reasons for the Merger" and "Chronimed Reasons for the Merger" sections.

      We have also included below our response to the Staff's comment raised in its letter dated November 23, 2004.

      For your convenience, we are delivering supplementally three copies of Amendment No. 3, both clean and marked to show changes from Amendment No. 2 to the Registration Statement filed on November 8, 2004 ("Amendment No. 2").
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Securities and Exchange Commission
Wednesday, January 12, 2005
Page 2

FORM S-4

MIM reasons for the merger - page 33

1. We note your response to comment 24 and reissue the comment in part. Please update and expand the discussion to describe the terms of the settlement and, if material, how the settlement, or the absence or a settlement, may impact your future business operations. Tell us supplementally what contingencies have to be resolved for the settlement to become final and when final resolution is anticipated.

      Response: As of August 6, 2004, the date on which the MIM board of directors considered the factor described in Amendment No. 2 relating to the investigation by the U.S. Attorney's Office, the settlement terms of such investigation were unknown. The MIM board was therefore concerned about the unknown magnitude of potential damages resulting from such investigation. Since the settlement terms were unknown, the possible impact on MIM's future business operations could not have been evaluated by the MIM board nor could they have been disclosed in the joint proxy statement/prospectus.

      Since August 6, 2004, however, Chronimed has reached a tentative settlement of the government's claims, which Chronimed anticipates will be signed after the merger closes. As disclosed in Chronimed's Annual Report on Form 10-K for the fiscal year ended July 2, 2004, the tentative settlement would result in a repayment of $475,000, for which Chronimed is fully reserved.

      In connection with the amendment, the MIM board held meetings to review and evaluate newly proposed terms for the merger and, after due deliberation, approved the amendment. Based on the subsequent developments described above, the MIM board determined that the investigation was no longer a material factor relevant to its evaluation of the amendment and did not consider it as a negative factor in connection with its vote. The language referred to in your comment was deleted in Amendment No. 3.
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Securities and Exchange Commission
Wednesday, January 12, 2005
Page 3


      We request that you review Amendment No. 3 and this letter as soon as possible. Please contact us if you have any questions or if we may be of any assistance with regard to the enclosed materials.

                                                Very truly yours,



                                                Paul G. Prince

cc:   Barry A. Posner
      General Counsel
      MIM Corporation

      E. William Bates, II
      King & Spalding LLP

      Jean M. Davis
      Mark D. Williamson
      Gray, Plant, Mooty, Mooty & Bennett, P.A.